MAINSTAY FUNDS TRUST

51 MADISON AVENUE

NEW YORK, NY 10010

April 6, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds Trust

Registration Numbers (333-160918 and 811-22321)

Dear Sir/Madam:

On April 6, 2020, we electronically transmitted for filing pursuant to Rule 485(a) the Prospectus and Statement of Additional Information for the MainStay Defensive ETF Allocation Fund, MainStay Conservative ETF Allocation Fund, MainStay Moderate ETF Allocation Fund, MainStay Moderate Growth ETF Allocation Fund and MainStay Growth ETF Allocation Fund (each a “Fund” and collectively, the “Funds”), each a series of MainStay Funds Trust (the “Trust”), and filed on Post-Effective Amendment No. 152 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 157 under the Investment Company Act of 1940, as amended.

The purpose of this Amendment is to add the Funds as series of the Trust. No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at (201) 744-3598 or brian_j_mcgrady@newyorklife.com.

Sincerely,

/s/ Brian J. McGrady

Brian J. McGrady

Assistant Secretary